EARNINGS PER SHARE - Schedule of Basic and Diluted Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit attributable to owners of Embraer	$ 351.9	$ 352.5	$ 164.0
Weighted average number of shares outstanding-basic (in shares)	732,412,025	734,632,806	734,632,806
Weighted average number of shares outstanding-diluted (in shares)	732,412,025	734,632,806	734,632,806
Earnings per share – basic (in dollars per share)	$ 0.48	$ 0.48	$ 0.22
Earnings per share – diluted (in dollars per share)	$ 0.48	$ 0.48	$ 0.22